Convertible Redeemable Preferred Stock	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Convertible Redeemable Preferred Stock

8 – CONVERTIBLE REDEEMABLE PREFERRED STOCK

The Company’s Board of Directors may, from time to time, authorize the issuance of preferred stock from the 50,000,000 shares approved for issuance. Each issuance of preferred stock may have different voting, dividend, conversion, redemption, and liquidation preferences. In May 2017, the Company entered into a Definitive Purchase Agreement (the “DPA”) to acquire all of the licensed intellectual property, consisting primarily of patents, from its largest shareholder, current Chief Medical Officer and former majority shareholder of BioModeling. The Company’s Board of Directors previously authorized the issuance of 1 million shares of Series A convertible preferred stock (“Series A Preferred Stock”) with a stated value of $5 per share. Each share is convertible at any time into one share of Class A common stock and each share of Series A Preferred Stock is also entitled to one vote. The Series A Preferred Stock was redeemable at the Company’s option at any time for the stated value and at the option of the holder at 20% each year, commencing twelve months from the closing date with a limitation of $1 million in any twelve-month period unless authorized by the Board of Directors to be more in any twelve-month period.

In accordance with ASC 480, the Company has accounted for the Series A Preferred Stock as temporary equity. As such, the carrying value of the shares was accreted over time such that the carrying value of the shares was at least equal to the redemption value of the shares. The accretion was recorded as a debit to Additional Paid-In Capital and a credit to Preferred Stock. As a result of the IPO, the Company redeemed all remaining Series A Preferred Stock in December 2020 representing 700,000 shares and $3,500,000. During the years ended December 31, 2020 and 2019, the Company recognized $2,333,333 and $1,000,000 of accretion, respectively. During the years ended December 31, 2020 and 2019, the Company redeemed 730,000 and 70,000 shares, respectively, of the Series A Preferred Stock for $3,650,000 and $350,000, respectively.